Quarterly Holdings Report
for
Fidelity® Limited Term Bond ETF
November 30, 2022
T13-NPRT1-0123
1.9862236.108
Nonconvertible Bonds - 53.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
0.9% 3/25/24	960,000	911,280
1.65% 2/1/28	762,000	654,150
NTT Finance Corp.:
0.583% 3/1/24 (b)	268,000	253,676
1.162% 4/3/26 (b)	862,000	765,655
1.591% 4/3/28 (b)	450,000	380,652
Verizon Communications, Inc.:
2.355% 3/15/32	727,000	583,585
3% 3/22/27	1,250,000	1,172,232
		4,721,230
Media - 1.0%
Comcast Corp.:
3.7% 4/15/24	595,000	586,586
3.95% 10/15/25	1,111,000	1,091,965
Discovery Communications LLC 2.95% 3/20/23	1,150,000	1,142,342
Magallanes, Inc.:
3.638% 3/15/25 (b)	132,000	126,039
3.755% 3/15/27 (b)	161,000	146,717
		3,093,649
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. 2.95% 3/15/25 (b)	437,000	414,774
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	760,000	696,921
3.5% 4/15/25	653,000	632,238
		1,743,933
TOTAL COMMUNICATION SERVICES		9,558,812
CONSUMER DISCRETIONARY - 4.4%
Automobiles - 2.7%
BMW U.S. Capital LLC 3.45% 4/12/23 (b)	1,030,000	1,024,732
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	458,000	433,521
1.45% 3/2/26 (b)	787,000	703,338
5.5% 11/27/24 (b)	750,000	755,189
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 5.0026% 11/17/23 (c)(d)	588,000	585,501
1.05% 3/8/24	778,000	735,982
1.25% 1/8/26	1,406,000	1,232,209
1.7% 8/18/23	276,000	268,682
2.35% 2/26/27	430,000	378,661
3.25% 1/5/23	588,000	586,982
4.15% 6/19/23	1,000,000	993,302
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	650,000	581,983
3.95% 6/6/25 (b)	755,000	733,680
		9,013,762
Distributors - 0.1%
Genuine Parts Co. 1.75% 2/1/25	440,000	410,627
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 3.3% 7/1/25	55,000	53,493
Starbucks Corp. 3.8% 8/15/25	126,000	124,322
		177,815
Multiline Retail - 0.9%
Dollar General Corp.:
4.25% 9/20/24	1,000,000	985,145
4.625% 11/1/27	422,000	418,604
Dollar Tree, Inc. 4% 5/15/25	1,397,000	1,368,749
		2,772,498
Specialty Retail - 0.6%
AutoZone, Inc. 3.625% 4/15/25	378,000	367,603
Lowe's Companies, Inc. 4.4% 9/8/25	1,035,000	1,027,648
Ross Stores, Inc. 0.875% 4/15/26	773,000	679,915
		2,075,166
TOTAL CONSUMER DISCRETIONARY		14,449,868
CONSUMER STAPLES - 3.8%
Beverages - 0.4%
Constellation Brands, Inc. 3.6% 5/9/24	600,000	588,185
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	310,000	293,449
Molson Coors Beverage Co. 3% 7/15/26	343,000	321,720
		1,203,354
Food & Staples Retailing - 0.6%
7-Eleven, Inc.:
0.8% 2/10/24 (b)	642,000	609,084
0.95% 2/10/26 (b)	417,000	365,937
1.3% 2/10/28 (b)	621,000	519,754
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	666,000	614,455
		2,109,230
Food Products - 1.1%
Conagra Brands, Inc. 0.5% 8/11/23	466,000	450,984
JBS U.S.A. Lux SA / JBS Food Co. 2.5% 1/15/27 (b)	850,000	740,877
JDE Peet's BV:
0.8% 9/24/24 (b)	589,000	537,096
1.375% 1/15/27 (b)	744,000	628,337
McCormick & Co., Inc. 0.9% 2/15/26	990,000	870,140
Mondelez International, Inc. 2.125% 3/17/24	350,000	337,420
		3,564,854
Tobacco - 1.7%
Altria Group, Inc. 2.35% 5/6/25	808,000	757,986
BAT Capital Corp. 3.222% 8/15/24	819,000	789,880
BAT International Finance PLC:
1.668% 3/25/26	886,000	785,376
3.95% 6/15/25 (b)	1,126,000	1,085,146
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	250,000	238,430
4.25% 7/21/25 (b)	1,050,000	1,002,271
Philip Morris International, Inc.:
0.875% 5/1/26	296,000	260,538
1.5% 5/1/25	136,000	125,811
2.875% 5/1/24	692,000	671,354
		5,716,792
TOTAL CONSUMER STAPLES		12,594,230
ENERGY - 3.5%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
1.231% 12/15/23	142,000	136,723
2.061% 12/15/26	133,000	119,774
		256,497
Oil, Gas & Consumable Fuels - 3.4%
Canadian Natural Resources Ltd. 2.05% 7/15/25	643,000	600,142
ConocoPhillips Co. 2.4% 3/7/25	281,000	267,126
Enbridge, Inc.:
1.6% 10/4/26	920,000	809,008
2.15% 2/16/24	111,000	107,036
2.5% 2/14/25	116,000	109,761
Energy Transfer LP:
2.9% 5/15/25	373,000	351,813
4.2% 9/15/23	169,000	167,766
4.25% 3/15/23	906,000	903,117
4.5% 4/15/24	1,092,000	1,078,293
EQT Corp. 5.678% 10/1/25	501,000	499,627
Equinor ASA:
1.75% 1/22/26	53,000	48,611
2.875% 4/6/25	485,000	466,445
Hess Corp. 4.3% 4/1/27	450,000	432,547
MPLX LP:
1.75% 3/1/26	1,029,000	918,503
4.5% 7/15/23	758,000	753,432
Occidental Petroleum Corp. 2.9% 8/15/24	774,000	743,040
Petroleos Mexicanos:
6.49% 1/23/27	420,000	380,016
6.5% 3/13/27	600,000	540,960
Phillips 66 Co.:
1.3% 2/15/26	756,000	678,815
3.85% 4/9/25	477,000	466,444
Pioneer Natural Resources Co. 0.55% 5/15/23	670,000	656,805
Valero Energy Corp. 2.85% 4/15/25	99,000	94,213
Western Gas Partners LP 3 month U.S. LIBOR + 1.100% 5.0407% 1/13/23 (c)(d)	101,000	100,798
		11,174,318
TOTAL ENERGY		11,430,815
FINANCIALS - 26.4%
Banks - 15.7%
ABN AMRO Bank NV 1.542% 6/16/27 (b)(c)	666,000	572,737
Banco Santander SA 1.722% 9/14/27 (c)	400,000	342,689
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	1,022,000	947,076
0.976% 4/22/25 (c)	560,000	523,102
1.197% 10/24/26 (c)	1,456,000	1,292,518
1.319% 6/19/26 (c)	1,054,000	951,009
1.734% 7/22/27 (c)	1,600,000	1,401,960
4.2% 8/26/24	500,000	492,994
Bank of Nova Scotia 0.55% 9/15/23	245,000	236,675
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	453,000	445,710
Barclays PLC:
2.279% 11/24/27 (c)	1,000,000	860,115
2.852% 5/7/26 (c)	300,000	276,604
3.932% 5/7/25 (c)	1,475,000	1,422,785
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	2,053,000	1,783,228
2.219% 6/9/26 (b)(c)	500,000	459,185
BPCE SA:
1.652% 10/6/26 (b)(c)	1,050,000	924,250
2.045% 10/19/27 (b)(c)	378,000	323,930
Canadian Imperial Bank of Commerce:
0.95% 6/23/23	327,000	319,815
3.945% 8/4/25	513,000	499,037
Capital One NA 2.28% 1/28/26 (c)	977,000	908,911
Citigroup, Inc.:
0.981% 5/1/25 (c)	286,000	266,808
1.122% 1/28/27 (c)	455,000	396,891
2.014% 1/25/26 (c)	390,000	362,094
3.106% 4/8/26 (c)	2,423,000	2,298,284
4.4% 6/10/25	291,000	286,191
DNB Bank ASA:
1.535% 5/25/27 (b)(c)	381,000	332,350
1.605% 3/30/28 (b)(c)	679,000	577,314
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	40,000	39,478
HSBC Holdings PLC:
0.976% 5/24/25 (c)	1,000,000	919,896
1.589% 5/24/27 (c)	650,000	556,923
3.803% 3/11/25 (c)	250,000	242,122
5.21% 8/11/28 (c)	342,000	330,023
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)	274,000	260,203
Huntington National Bank 5.699% 11/18/25 (c)	508,000	508,815
ING Groep NV 1.726% 4/1/27 (c)	901,000	795,298
Intesa Sanpaolo SpA:
3.375% 1/12/23 (b)	475,000	473,613
5.71% 1/15/26 (b)	717,000	692,728
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	629,000	584,964
1.045% 11/19/26 (c)	918,000	809,800
1.47% 9/22/27 (c)	1,465,000	1,271,636
2.083% 4/22/26 (c)	1,525,000	1,416,746
3.22% 3/1/25 (c)	984,000	958,022
4.323% 4/26/28 (c)	750,000	718,790
KeyCorp 3.878% 5/23/25 (c)	203,000	199,043
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	227,000	221,526
2.438% 2/5/26 (c)	200,000	184,976
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	450,000	407,727
1.538% 7/20/27 (c)	300,000	260,922
1.64% 10/13/27 (c)	700,000	605,021
2.193% 2/25/25	1,230,000	1,155,145
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	649,000	623,479
1.234% 5/22/27 (c)	600,000	519,026
1.554% 7/9/27 (c)	600,000	522,486
NatWest Group PLC:
3.875% 9/12/23	300,000	296,383
4.519% 6/25/24 (c)	950,000	940,071
NatWest Markets PLC 0.8% 8/12/24 (b)	377,000	347,879
PNC Financial Services Group, Inc. 5.354% 12/2/28 (c)	1,090,000	1,098,084
Rabobank Nederland 1.98% 12/15/27 (b)(c)	575,000	498,039
Regions Financial Corp. 2.25% 5/18/25	1,166,000	1,091,296
Royal Bank of Canada 1.15% 6/10/25	727,000	665,935
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	208,000	180,504
3.45% 6/2/25	1,425,000	1,355,516
5.807% 9/9/26 (c)	250,000	248,915
Societe Generale:
1.488% 12/14/26 (b)(c)	1,248,000	1,079,237
1.792% 6/9/27 (b)(c)	456,000	387,979
2.625% 10/16/24 (b)	200,000	188,397
3.875% 3/28/24 (b)	343,000	335,013
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	725,000	630,415
1.474% 7/8/25	850,000	774,916
SVB Financial Group 3.125% 6/5/30	147,000	120,265
Truist Financial Corp.:
4.26% 7/28/26 (c)	500,000	490,889
5.9% 10/28/26 (c)	500,000	507,602
Wells Fargo & Co.:
2.164% 2/11/26 (c)	1,164,000	1,085,213
2.406% 10/30/25 (c)	356,000	335,501
3.526% 3/24/28 (c)	2,100,000	1,950,682
4.3% 7/22/27	1,311,000	1,266,142
Westpac Banking Corp. 4.11% 7/24/34 (c)	1,135,000	968,324
		51,625,867
Capital Markets - 5.1%
Ares Capital Corp. 3.25% 7/15/25	860,000	786,617
Credit Suisse AG 0.52% 8/9/23	550,000	524,064
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	1,000,000	786,380
2.593% 9/11/25 (b)(c)	220,000	194,896
Deutsche Bank AG New York Branch:
0.898% 5/28/24	125,000	116,914
1.447% 4/1/25 (c)	1,194,000	1,101,511
2.129% 11/24/26 (c)	888,000	777,204
2.222% 9/18/24 (c)	861,000	826,045
2.311% 11/16/27 (c)	217,000	181,261
Goldman Sachs Group, Inc.:
0.657% 9/10/24 (c)	300,000	287,529
1.757% 1/24/25 (c)	250,000	238,303
2.64% 2/24/28 (c)	1,300,000	1,159,778
3.272% 9/29/25 (c)	266,000	256,084
5.7% 11/1/24	500,000	505,989
Intercontinental Exchange, Inc.:
3.65% 5/23/25	361,000	353,860
4% 9/15/27	432,000	423,260
Moody's Corp. 4.875% 2/15/24	394,000	393,060
Morgan Stanley:
0.731% 4/5/24 (c)	430,000	421,466
0.79% 5/30/25 (c)	1,515,000	1,403,775
2.475% 1/21/28 (c)	2,600,000	2,310,017
2.72% 7/22/25 (c)	1,024,000	976,884
Nomura Holdings, Inc. 1.653% 7/14/26	1,000,000	872,206
S&P Global, Inc. 2.45% 3/1/27 (b)	558,000	513,128
State Street Corp. 2.901% 3/30/26 (c)	16,000	15,212
UBS AG London Branch:
1.25% 6/1/26 (b)	1,000,000	876,280
1.375% 1/13/25 (b)	515,000	476,706
		16,778,429
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	702,000	645,956
1.75% 1/30/26	685,000	604,350
2.45% 10/29/26	151,000	132,774
3.3% 1/23/23	100,000	99,699
4.875% 1/16/24	150,000	147,879
Ally Financial, Inc.:
1.45% 10/2/23	151,000	145,817
5.125% 9/30/24	877,000	870,073
American Express Co. 2.25% 3/4/25	326,000	307,965
Capital One Financial Corp.:
1.343% 12/6/24 (c)	300,000	286,234
1.878% 11/2/27 (c)	400,000	347,109
4.985% 7/24/26 (c)	208,000	206,184
Ford Motor Credit Co. LLC 2.3% 2/10/25	1,500,000	1,376,250
Hyundai Capital America 1% 9/17/24 (b)	423,000	388,479
John Deere Capital Corp. 3.4% 6/6/25	897,000	875,133
Synchrony Financial:
4.25% 8/15/24	338,000	329,684
4.375% 3/19/24	333,000	327,047
Toyota Motor Credit Corp. 5.4% 11/10/25	1,000,000	1,016,871
		8,107,504
Diversified Financial Services - 1.6%
AIG Global Funding 0.9% 9/22/25 (b)	600,000	535,227
Athene Global Funding:
0.95% 1/8/24 (b)	1,375,000	1,303,610
1% 4/16/24 (b)	170,000	158,992
1.73% 10/2/26 (b)	380,000	327,704
Blackstone Private Credit Fund 4.7% 3/24/25	650,000	635,262
Brixmor Operating Partnership LP 2.25% 4/1/28	177,000	146,494
Corebridge Financial, Inc.:
3.5% 4/4/25 (b)	74,000	70,864
3.65% 4/5/27 (b)	105,000	98,286
GA Global Funding Trust 1.25% 12/8/23 (b)	750,000	717,289
Jackson Financial, Inc.:
1.125% 11/22/23	510,000	489,018
5.17% 6/8/27	858,000	840,817
		5,323,563
Insurance - 1.5%
Empower Finance 2020 LP 1.357% 9/17/27 (b)	258,000	216,897
Equitable Financial Life Global Funding:
0.5% 11/17/23 (b)	344,000	328,680
1.4% 8/27/27 (b)	344,000	289,245
1.7% 11/12/26 (b)	451,000	396,887
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	392,000	348,439
Guardian Life Global Funding:
1.1% 6/23/25 (b)	215,000	194,934
1.4% 7/6/27 (b)	438,000	375,183
Metropolitan Life Global Funding I 0.9% 6/8/23 (b)	523,000	511,694
Pacific Life Global Funding II 1.2% 6/24/25 (b)	1,390,000	1,263,105
Pricoa Global Funding I 2.4% 9/23/24 (b)	117,000	111,271
Protective Life Global Funding 3.218% 3/28/25 (b)	157,000	149,406
RGA Global Funding 2% 11/30/26 (b)	273,000	242,205
Willis Group North America, Inc. 4.65% 6/15/27	600,000	582,721
		5,010,667
TOTAL FINANCIALS		86,846,030
HEALTH CARE - 2.5%
Health Care Equipment & Supplies - 0.4%
Alcon Finance Corp. 2.75% 9/23/26 (b)	200,000	183,311
Boston Scientific Corp.:
1.9% 6/1/25	147,000	137,177
3.45% 3/1/24	959,000	941,834
		1,262,322
Health Care Providers & Services - 0.7%
Cigna Corp.:
0.613% 3/15/24	153,000	144,776
3.4% 3/1/27	1,000,000	944,507
HCA Holdings, Inc. 3.125% 3/15/27 (b)	300,000	272,884
Humana, Inc. 0.65% 8/3/23	1,000,000	970,415
		2,332,582
Life Sciences Tools & Services - 0.5%
PerkinElmer, Inc. 0.85% 9/15/24	1,510,000	1,395,402
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	300,000	280,706
		1,676,108
Pharmaceuticals - 0.9%
AstraZeneca Finance LLC 0.7% 5/28/24	460,000	433,069
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	900,000	872,783
Bayer U.S. Finance LLC 3.375% 10/8/24 (b)	300,000	290,106
Elanco Animal Health, Inc. 5.772% 8/28/23	208,000	207,153
GSK Consumer Healthcare Capital 3.125% 3/24/25	680,000	651,449
Viatris, Inc. 1.65% 6/22/25	353,000	319,550
		2,774,110
TOTAL HEALTH CARE		8,045,122
INDUSTRIALS - 2.5%
Aerospace & Defense - 0.6%
The Boeing Co.:
1.167% 2/4/23	435,000	431,718
1.95% 2/1/24	603,000	580,146
4.875% 5/1/25	1,016,000	1,006,576
		2,018,440
Airlines - 0.2%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	306,537	256,600
Delta Air Lines, Inc. 2.9% 10/28/24	306,000	290,088
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	196,676	169,171
		715,859
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25	374,000	352,795
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 0.875% 11/15/25	441,000	394,612
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV:
0.65% 3/11/24 (b)	301,000	285,231
1.2% 3/11/26 (b)	325,000	289,781
		575,012
Machinery - 0.6%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	234,000	217,517
2% 12/14/26 (b)	350,000	306,925
Otis Worldwide Corp. 2.056% 4/5/25	362,000	339,128
Parker Hannifin Corp.:
3.65% 6/15/24	370,000	361,684
4.25% 9/15/27	242,000	234,698
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	631,000	620,740
		2,080,692
Road & Rail - 0.1%
Canadian Pacific Railway Co. 1.75% 12/2/26	155,000	138,518
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
0.7% 2/15/24	927,000	872,992
0.8% 8/18/24	601,000	552,786
2.2% 1/15/27	270,000	235,572
		1,661,350
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	235,000	215,736
3.95% 7/1/24 (b)	49,000	46,665
5.5% 1/15/26 (b)	172,000	162,919
		425,320
TOTAL INDUSTRIALS		8,362,598
INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 0.2%
Amphenol Corp. 3.2% 4/1/24	37,000	36,186
Dell International LLC/EMC Corp. 5.45% 6/15/23	502,000	502,294
		538,480
IT Services - 0.1%
PayPal Holdings, Inc. 1.65% 6/1/25	230,000	213,903
The Western Union Co. 4.25% 6/9/23	257,000	255,269
		469,172
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc. 1.95% 2/15/28 (b)	750,000	633,904
Microchip Technology, Inc. 0.983% 9/1/24	1,315,000	1,215,853
Micron Technology, Inc. 4.185% 2/15/27	476,000	455,081
		2,304,838
Software - 0.9%
Oracle Corp.:
1.65% 3/25/26	160,000	143,614
5.8% 11/10/25	600,000	614,579
Roper Technologies, Inc.:
2.35% 9/15/24	1,000,000	957,011
3.65% 9/15/23	452,000	446,586
VMware, Inc.:
1% 8/15/24	481,000	447,873
1.4% 8/15/26	295,000	259,443
		2,869,106
TOTAL INFORMATION TECHNOLOGY		6,181,596
MATERIALS - 0.8%
Chemicals - 0.8%
Celanese U.S. Holdings LLC 5.9% 7/5/24	1,300,000	1,292,051
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)	743,000	656,721
LYB International Finance III LLC 1.25% 10/1/25	204,000	181,541
Nutrien Ltd. 5.9% 11/7/24	313,000	316,615
		2,446,928
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp. 1.3% 9/15/25	129,000	116,019
Boston Properties, Inc. 3.2% 1/15/25	1,365,000	1,309,166
Crown Castle International Corp. 1.35% 7/15/25	27,000	24,571
Healthcare Trust of America Holdings LP 3.5% 8/1/26	850,000	795,737
Kite Realty Group Trust 4% 3/15/25	150,000	143,879
Omega Healthcare Investors, Inc. 4.375% 8/1/23	312,000	307,921
Realty Income Corp. 2.2% 6/15/28	24,000	20,583
Simon Property Group LP 2.75% 6/1/23	269,000	265,710
Spirit Realty LP 2.1% 3/15/28	359,000	291,834
Ventas Realty LP:
2.65% 1/15/25	199,000	187,874
3% 1/15/30	706,000	599,756
3.5% 4/15/24	129,000	125,380
Vornado Realty LP 2.15% 6/1/26	80,000	67,616
Welltower, Inc. 3.625% 3/15/24	110,000	107,764
		4,363,810
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	9,944
4.1% 10/1/24	19,000	18,285
		28,229
TOTAL REAL ESTATE		4,392,039
UTILITIES - 3.1%
Electric Utilities - 1.4%
Cleco Corporate Holdings LLC 3.743% 5/1/26	780,000	735,562
Duke Energy Corp. 4.3% 3/15/28	355,000	342,120
Exelon Corp. 2.75% 3/15/27 (b)	54,000	49,774
FirstEnergy Corp.:
1.6% 1/15/26	29,000	25,641
2.05% 3/1/25	138,000	127,335
Florida Power & Light Co. 2.85% 4/1/25	178,000	170,829
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 0.270% 4.9349% 2/22/23 (c)(d)	290,000	289,936
Southern Co. 0.6% 2/26/24	1,108,000	1,047,941
Tampa Electric Co. 3.875% 7/12/24	331,000	323,344
Vistra Operations Co. LLC 5% 7/31/27 (b)	1,570,000	1,473,718
		4,586,200
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	343,000	325,978
ONE Gas, Inc. 0.85% 3/11/23	57,000	56,874
		382,852
Independent Power and Renewable Electricity Producers - 0.5%
Emera U.S. Finance LP 0.833% 6/15/24	362,000	335,528
The AES Corp. 3.3% 7/15/25 (b)	1,516,000	1,418,863
		1,754,391
Multi-Utilities - 1.1%
Dominion Energy, Inc. 1.45% 4/15/26	640,000	575,158
DTE Energy Co. 4.22% 11/1/24	1,600,000	1,575,401
NiSource, Inc.:
0.95% 8/15/25	754,000	679,896
2.95% 9/1/29	207,000	181,489
Sempra Energy 3.3% 4/1/25	261,000	251,790
WEC Energy Group, Inc. 5% 9/27/25	228,000	228,967
		3,492,701
TOTAL UTILITIES		10,216,144
TOTAL NONCONVERTIBLE BONDS (Cost $185,391,396)		174,524,182

U.S. Treasury Obligations - 29.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.25% 7/31/25	50,348,700	45,467,226
0.5% 10/31/27	11,438,500	9,737,917
0.75% 3/31/26 (e)	19,110,000	17,184,817
1.25% 12/31/26	25,532,700	22,967,462
1.5% 10/31/24	1,059,800	1,004,078
1.5% 1/31/27	1,800,000	1,633,500
TOTAL U.S. TREASURY OBLIGATIONS (Cost $99,090,506)		97,995,000

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.1%
4.5% 3/1/39 to 9/1/49 (Cost $256,613)	240,284	238,878

Asset-Backed Securities - 8.9%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2019-2 Class A, 3.376% 10/16/39 (b)	194,149	138,056
Series 2021-1A Class A, 2.95% 11/16/41 (b)	209,130	166,254
Series 2021-2A Class A, 2.798% 1/15/47 (b)	411,472	320,852
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 5.3846% 7/22/32 (b)(c)(d)	723,000	705,161
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 1/15/32 (b)(c)(d)	769,000	753,862
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 5.0336% 1/17/32 (b)(c)(d)	500,000	490,650
American Express Credit Account Master Trust Series 2022-4 Class A, 4.95% 10/15/27	376,000	377,470
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	709,000	671,018
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 5.3746% 4/22/31 (b)(c)(d)	908,000	888,914
Bank of America Credit Card Master Trust Series 2021-A1 Class A1, 0.44% 9/15/26	791,000	741,316
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	450,687	368,872
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A, 3.49% 5/15/27	700,000	676,147
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	853,106	818,579
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	334,219	282,422
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.3426% 10/20/32 (b)(c)(d)	250,000	243,172
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 5.1791% 7/15/33 (b)(c)(d)	798,000	777,654
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 5.328% 7/27/30 (b)(c)(d)	717,085	705,261
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	578,000	565,221
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	990,000	848,056
Dell Equipment Finance Trust:
Series 2020-2 Class A3, 0.57% 10/23/23 (b)	108,957	107,518
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	253,000	246,841
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	258,017	248,619
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 4/15/31 (b)(c)(d)	696,000	680,856
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	195,504	189,925
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	123,560	119,089
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	103,000	100,262
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (b)	250,000	244,045
Series 2020-2 Class A, 1.06% 4/15/33 (b)	726,000	643,942
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	900,000	867,015
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	169,000	163,502
Series 2020-2 Class A, 0.69% 10/15/25 (b)	403,000	385,249
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 5.3246% 1/22/31 (b)(c)(d)	512,000	502,525
Marlette Funding Trust:
Series 2021-2A Class A, 0.51% 9/15/31 (b)	34,019	33,921
Series 2021-3A Class A, 0.65% 12/15/31 (b)	93,103	91,688
Series 2022-1A Class A, 1.36% 4/15/32 (b)	246,645	241,156
Series 2022-2A Class A, 4.25% 8/15/32 (b)	399,513	393,539
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	104,599	102,501
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 5.0791% 7/17/32 (b)(c)(d)	1,070,000	1,042,337
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	695,000	638,260
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 5.4754% 5/20/29 (b)(c)(d)	459,099	452,639
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 4.9136% 4/15/30 (b)(c)(d)	652,663	636,953
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	590,997	515,964
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	394,000	385,186
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (b)	395,602	387,058
Series 2021-A Class A3, 0.51% 7/22/24 (b)	376,000	364,810
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	137,000	128,926
1.884% 7/15/50 (b)	86,000	75,633
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (b)	1,367,250	1,126,298
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.1391% 7/15/32 (b)(c)(d)	791,000	772,594
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 5.0991% 1/15/34 (b)(c)(d)	717,000	702,104
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 5.6097% 11/18/30 (b)(c)(d)	753,000	740,271
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 5.0091% 7/15/30 (b)(c)(d)	800,738	786,167
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (b)	40,930	40,763
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (b)	547,000	528,221
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	8,960	8,913
Series 2021-2 Class A, 0.91% 6/20/31 (b)	93,612	91,610
Series 2021-3 Class A, 0.83% 7/20/31 (b)	175,411	170,221
Series 2021-4 Class A, 0.84% 9/20/31 (b)	282,280	272,407
Series 2021-5 Class A, 1.31% 11/20/31 (b)	355,957	339,629
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	76,631	73,149
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	408,301	368,754
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	811,905	750,851
Verizon Master Trust Series 2021-1:
Class A, 0.5% 5/20/27	612,000	570,883
Class B, 0.69% 5/20/27	700,000	649,509
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 5.0291% 4/17/30 (b)(c)(d)	661,633	650,403
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	149,128	147,717
TOTAL ASSET-BACKED SECURITIES (Cost $31,047,063)		29,319,360

Collateralized Mortgage Obligations - 1.6%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.4%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	196,768	179,971
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	452,290	373,545
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	110,473	104,953
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	137,500	134,257
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	135,778	127,307
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	93,870	90,123
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	202,208	190,452
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	172,433	161,117
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	637,738	587,739
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	529,192	508,552
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	249,210	211,808
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	531,256	448,010
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	66,903	60,447
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	179,631	159,572
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	219,736	213,144
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	467,179	407,921
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	376,775	341,675
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	76,888	68,216
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	101,129	88,502
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	228,126	215,999
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	101,654	98,548
TOTAL PRIVATE SPONSOR		4,771,858
U.S. Government Agency - 0.2%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	39,896	36,987
Series 2019-33 Class N, 3% 3/25/48	305,241	287,149
Series 2019-59 Class AB, 2.5% 10/25/39	98,681	89,505
Freddie Mac planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	144,879	134,198
TOTAL U.S. GOVERNMENT AGENCY		547,839
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,867,483)		5,319,697

Commercial Mortgage Securities - 3.2%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 4.945% 1/15/39 (b)(c)(d)	174,000	167,608
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	138,000	127,623
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	351,073	337,608
BBCMS Mortgage Trust sequential payer Series 2017-C1 Class ASB, 3.488% 2/15/50	707,104	676,276
Benchmark Mortgage Trust sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	122,569	121,636
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 4.625% 9/15/26 (b)(c)(d)	352,000	331,309
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 5.6923% 4/15/37 (b)(c)(d)	566,000	550,749
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 4.5651% 10/15/36 (b)(c)(d)	323,000	308,225
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 4.5273% 5/15/38 (b)(c)(d)	300,000	287,211
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 4.8072% 2/15/39 (b)(c)(d)	414,618	397,746
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 4.726% 11/15/38 (b)(c)(d)	319,000	305,892
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 4.5109% 10/15/26 (b)(c)(d)	298,000	282,727
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 5.9593% 10/15/39 (b)(c)(d)	132,000	131,421
floater sequential payer Series 2021-SOAR Class A, 4.546% 6/15/38 (b)(c)	460,512	440,882
floater, sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 4.8287% 10/15/36 (b)(c)(d)	305,192	299,815
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	492,841	435,831
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	345,863	297,951
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 4.8253% 11/15/36 (b)(c)(d)	100,000	97,107
Citigroup Commercial Mortgage Trust sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	82,426	79,061
COMM Mortgage Trust:
sequential payer Series 2020-SBX Class A, 1.67% 1/10/38 (b)	625,000	548,295
Series 2013-CR13 Class AM, 4.449% 11/10/46	131,000	127,507
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	97,732	87,232
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 4.577% 11/15/38 (b)(c)(d)	443,000	422,599
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 4.825% 10/15/36 (b)(c)(d)	190,000	176,844
Series 2013-GC16 Class A/S, 4.649% 11/10/46	255,000	249,803
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C22 Class A4, 3.8012% 9/15/47	189,000	182,289
Series 2013-C17 Class A/S, 4.4584% 1/15/47	327,000	318,466
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (b)	211,024	210,480
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 5.125% 9/15/29 (b)(c)(d)	104,136	101,031
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 4.575% 3/15/38 (b)(c)(d)	286,044	274,923
Morgan Stanley BAML Trust sequential payer:
Series 2014-C15 Class ASB, 3.654% 4/15/47	182,740	180,030
Series 2014-C19 Class ASB, 3.326% 12/15/47	234,877	229,308
Series 2016-C28 Class A3, 3.272% 1/15/49	106,361	99,987
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	302,000	280,315
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 4.359% 10/15/36 (b)(c)(d)	493,469	468,114
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 4.6061% 11/15/38 (b)(c)(d)	299,000	285,699
Wells Fargo Commercial Mortgag Trust sequential payer Series 2015-NXS3 Class ASB, 3.371% 9/15/57	192,395	185,247
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	192,624	186,585
Series 2017-RC1 Class ASB, 3.453% 1/15/60	228,816	219,967
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $11,276,623)		10,511,399

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2019, 2.4% 10/1/25 (Cost $221,085)	220,000	208,399

Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
United Mexican States 3.25% 4/16/30 (Cost $199,199)	200,000	178,500

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
First Citizens Bank & Trust Co. 2.969% 9/27/25 (c) (Cost $325,000)	325,000	306,284

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (f) (Cost $10,296,916)	10,294,859	10,296,918

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $343,971,884)	328,898,617
NET OTHER ASSETS (LIABILITIES) - 0.0%	(138,721)
NET ASSETS - 100.0%	328,759,896

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	22	Mar 2023	4,517,906	11,472	11,472
CBOT 5-Year U.S. Treasury Note Contracts (United States)	113	Mar 2023	12,268,445	73,929	73,929

TOTAL FUTURES CONTRACTS					85,401
The notional amount of futures purchased as a percentage of Net Assets is 5.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,274,343 or 22.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $216,730.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	2,815,032	41,717,144	34,235,258	30,852	-	-	10,296,918	0.0%
Total	2,815,032	41,717,144	34,235,258	30,852	-	-	10,296,918

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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